LOANS PAYABLE	12 Months Ended
Dec. 31, 2025
Loan Payable [Abstract]
LOANS PAYABLE [Text Block]

5. LOANS PAYABLE

	Revolving	Convertible
	Credit Facility	Loan Facility	Total
As at December 31, 2023	$-	$13,588	$13,588
Interest and accretion expense	-	1,751	1,751
Conversion	-	(1,109)	(1,109)
Foreign exchange adjustments	-	(1,044)	(1,044)
Fair value adjustment of derivative portion	-	(493)	(493)
As at December 31, 2024	$-	$12,693	$12,693
Draw down on revolving credit facility	13,100	-	13,100
Transaction costs	(1,084)	-	(1,084)
Interest and accretion expense	628	772	1,400
Principal repayment	-	(11,919)	(11,919)
Conversion	-	(1,043)	(1,043)
Extinguishment of loan facility	-	738	738
Interest payment	(305)	(1,300)	(1,605)
Accrued fees payment	-	(536)	(536)
Foreign exchange adjustments	-	501	501
Fair value adjustment of derivative portion	-	94	94
As at December 31, 2025	$12,339	$-	$12,339
Less: Accrued interest included in accounts payable	(163)	-	(163)
As at December 31, 2025	$12,176	$-	$12,176

Revolving Credit Facility

On June 24, 2025, Metalla entered into a definitive agreement with the Bank of Montreal ("BMO") and National Bank Financial ("NBF") for a revolving credit facility of $40.0 million (the "RCF"), with an accordion feature for an additional $35.0 million of availability option, subject to certain conditions, to increase the facility to $75.0 million. Upon close, the Company drew down $13.1 million from the RCF and incurred transaction costs of $1.1 million which will be amortized over the term of the loan.

The RCF will be available to finance acquisitions and investments, and for general corporate purposes. The RCF has a maturity date of June 24, 2028, which is extendable annually for one year on the mutual agreement of Metalla, BMO, and NBF. Drawdowns under the RCF can either be USD base rate advances which will bear an interest rate equal to a base rate plus applicable margin, or can be term benchmark advances which will bear an interest rate equal to the Secured Overnight Financing Rate ("SOFR") plus a credit spread adjustment of 0.10%, plus an applicable margin of 2.50% to 3.50% per annum depending on the Company's net leverage ratio.  The undrawn portion of the RCF is subject to a standby fee of 0.56% to 0.79% per annum depending on the Company's net leverage ratio.

The RCF is subject to standard conditions and covenants which include a net leverage ratio, an interest coverage ratio, and a minimum liquidity amount. The Company was in full compliance with all covenants as at December 31, 2025. The RCF is secured by a first-ranking security interest over all present and future property and assets of the Company and its material subsidiaries.

For the year ended December 31, 2025, the Company recognized interest expenses associated with the RCF of $0.6 million (December 31, 2024 - $Nil), and recognized finance charges of $0.1 million (December 31, 2024 - $Nil), related to standby fees associated with the RCF. As at December 31, 2025, the amount drawn on the RCF was $13.1 million, the availability under the RCF was $26.9 million, and the transaction costs, net of accumulated amortization were $0.9 million.

Convertible Loan Facility

In March 2019, the Company entered into a convertible loan facility (the "Loan Facility") with Beedie Investments Ltd. ("Beedie") to fund acquisitions of royalties and streams, which was subsequently amended from time to time. The Loan Facility bore interest on amounts advanced and a standby fee on funds available. Funds advanced were convertible into Common Shares at Beedie's option, with the conversion price determined at the date of each drawdown or at the conversion date (in the case of the conversion of accrued and unpaid interest). The Loan Facility was secured by certain assets of the Company.

The conversion feature, prepayment options, and availability of credit under the Loan Facility (together the "Derivative Loan Liabilities") were all determined to be non-cash embedded derivatives that were not closely related to the principal amounts due under the loan facility, and as such were bifurcated from the loan facility and the Derivative Loan Liabilities were accounted for at fair value through profit and loss. The debt portion of the loan facility along with any transaction costs and fees directly attributable to the loan facility were included in the respective effective interest rate calculation for the debt portion and were measured at amortized cost.

Effective December 1, 2023, Metalla and Beedie entered into an amended and restated convertible Loan Facility agreement to amend and restate the loan facility (the "A&R Loan Facility"). Pursuant to the A&R Loan Facility, the parties agreed to, among other things, increase the A&R Loan Facility from C$25.0 million to C$50.0 million, amend the conversion price of the principal amount outstanding of C$16.4 million to a conversion price of C$6.00 per share, amend the conversion price of any accrued and unpaid interest (the "Accrued Interest Amount") to a conversion price equal to the market price of the shares of Metalla at the time of conversion, and have any accrued and unpaid fees (the "Accrued Fees Amount") to not be convertible into Common Shares.

On December 1, 2023, following the changes to the A&R Facility and the drawdown of the C$12.2 million, the Derivative Loan Liabilities were remeasured and were assigned a fair value of $0.9 million, and the debt portion of the Principal Amount was assigned a fair value of $11.2 million for a total face value of $12.1 million (C$16.4 million). The debt portion, including any directly attributable transaction costs and fees were accounted for at amortized cost using the implied effective interest rate of 14.6%. The Accrued Interest Amount and the Accrued Fees Amount under the A&R Loan Facility were both accounted for as loans payable which were initially valued at fair value and subsequently measured at amortized cost and were included in the total A&R Loan Facility balance.

On February 20, 2024, Beedie elected to convert C$1.5 million ($1.1 million) of the Accrued Interest Amount into Common Shares at a conversion price of C$3.49 per share, being the closing price of the shares of Metalla on the TSX-V on February 20, 2024, for a total of 429,800 Common Shares which were issued on March 19, 2024.

On January 13, 2025, Beedie elected to convert C$1.5 million ($1.0 million) of the Accrued Interest Amount into Common Shares at a conversion price of C$3.64 per share, being the closing price of the shares of Metalla on the TSX-V on January 13, 2025, for a total of 412,088 Common Shares which were issued on February 4, 2025. Additionally, on January 31, 2025, the Company made a payment of C$2.0 million to Beedie to reduce all of the Accrued Interest Amount and Accrued Fees Amount to $Nil as of the payment date.

On June 24, 2025, concurrent with the closing of the RCF, the Company fully repaid and retired the A&R Loan Facility.  The final payments to Beedie included a repayment of the principal balance outstanding of C$16.4 million plus C$0.7 million in accrued interest and standby fees.  In connection with the retirement of the A&R Loan Facility, certain assets secured by Beedie were released and there are no further amounts due under the A&R Loan Facility.

The Derivative Loan Liabilities were remeasured at June 24, 2025, immediately prior to the retirement of the A&R Loan Facility, and were assigned a fair value of $0.2 million (December 31, 2024 - $0.1 million) and were calculated using a convertible debt and swaption pricing model with the following major market inputs and assumptions:

	As at
	June 24,	December 31,
	2025	2024
Maturity date	May 10, 2027	May 10, 2027
Risk free interest rate	2.50%	2.72%
Share price	C$4.93	C$3.62
Expected volatility	50%	54%
Dividend yield	$Nil	$Nil
Conversion price	C$6.00	C$6.00

On June 24, 2025, upon retirement of the A&R Loan Facility, the Company recorded a $0.7 million loss on extinguishment, which represents the difference between the carrying amount of the A&R Loan Facility on the retirement date and the amount that was paid to retire the A&R Loan Facility.

For the year ended December 31, 2025, the Company recognized finance charges of $0.2 million (December 31, 2024 - $0.3 million), related to costs associated with the A&R Loan Facility, including standby fees on the undrawn portion of the A&R Loan Facility, as well as set up and other associated costs.

Amendment to IAS 1 - Presentation of Financial Statements

The Company adopted an amendment to IAS 1 effective January 1, 2024, which required the A&R Loan Facility to be presented as a current liability rather than a non-current liability even though the maturity date was not within the next twelve months. This was because the lender had the unconditional right to convert the debt into equity at any time, including within the next twelve months. There were no changes to the expected cash outflows from the convertible debt, and no changes to the liquidity of the Company and the maturity date of the debt remained May 10, 2027, however due to the change in IAS 1 the Company was required to disclose the A&R Loan Facility as a current liability.